Performance Trust Short Term Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 23.2%	Par	Value
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24%, 04/12/2030 (a)	$250,000	$250,116
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 04/19/2027	173,387	173,717
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029 (a)	250,000	248,257
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 06/15/2029	250,000	252,044
GLS Auto Receivables Trust, Series 2023-2A, Class B, 5.52%, 11/15/2027 (a)	250,000	249,027
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	175,000	175,556
Series 2024-2, Class A3, 5.63%, 11/15/2028	200,000	199,825
Santander Consumer USA, Inc., Series 2023-2, Class A3, 5.21%, 07/15/2027	230,000	228,834
Westlake Automobile Receivables Trust
Series 2021-1A, Class E, 2.33%, 08/17/2026(a)	250,000	243,128
Series 2021-2A, Class E, 2.38%, 03/15/2027(a)	250,000	239,555
Series 2023-3A, Class B, 5.92%, 09/15/2028(a)	170,000	170,184
TOTAL ASSET-BACKED SECURITIES (Cost $2,429,682)		2,430,243

COLLATERALIZED LOAN OBLIGATIONS - 21.9%	Par	Value
AMMC CDO, Series 2016-18A, Class BR, 7.20% (3 mo. Term SOFR + 1.86%), 05/26/2031 (a)	250,000	250,096
Blackstone, Inc., Series 2018-1A, Class D, 8.18% (3 mo. Term SOFR + 2.86%), 04/17/2030 (a)	250,000	247,488
BlueMountain CLO Ltd., Series 2017-3A, Class C, 7.29% (3 mo. Term SOFR + 1.96%), 01/15/2030 (a)	250,000	248,742
Galaxy CLO Ltd., Series 2018-26A, Class BR, 7.93% (3 mo. Term SOFR + 2.60%), 11/22/2031 (a)	250,000	249,500
Madison Park Funding Ltd., Series 2016-24A, Class CR2, 0.00% (3 mo. Term SOFR + 2.05%), 10/20/2029 (a)	250,000	248,750
Myers Park CLO, Series 2018-1A, Class B1, 7.19% (3 mo. Term SOFR + 1.86%), 10/20/2030 (a)	310,000	310,164
Neuberger Berman CLO Ltd., Series 2017-25A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 10/18/2029 (a)	250,000	246,651
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 8.34% (3 mo. Term SOFR + 3.01%), 01/22/2030 (a)	250,000	246,613
Voya CLO Ltd., Series 2016-3A, Class A3R2, 7.03% (3 mo. Term SOFR + 1.70%), 10/18/2031 (a)	250,000	249,500
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,308,749)		2,297,504

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 11.3%	Par	Value
BANK5
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(b)	225,000	234,082
Series 2024-5YR6, Class XA, 0.98%, 05/15/2057(a)(b)(c)	10,000,000	318,289
Computershare Corporate Trust
Series 2016-C37, Class D, 3.17%, 12/15/2049(a)(b)	250,000	215,508
Series 2018-C43, Class B, 4.25%, 03/15/2051(b)	250,000	228,156
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	250,000	194,410
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,192,629)		1,190,445

CORPORATE BONDS - 9.1%	Par	Value
Aerospace & Defense - 2.2%
Moog, Inc., 4.25%, 12/15/2027 (a)	250,000	233,788

Banks - 4.4%
Bank of America Corp., 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	175,000	174,889
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	155,624
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	138,000	129,222
		459,735

Consumer Finance - 0.8%
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	88,871

Media - 1.7%
Sirius XM Radio, Inc., 5.00%, 08/01/2027 (a)	183,000	173,662
TOTAL CORPORATE BONDS (Cost $969,528)		956,056

U.S. TREASURY SECURITIES - 6.6%	Par	Value
United States Treasury Notes/Bonds
3.88%, 05/15/2043	175,000	155,771
4.38%, 08/15/2043	175,000	166,701
4.75%, 11/15/2043	175,000	175,000
4.50%, 02/15/2044	200,000	193,562
TOTAL U.S. TREASURY SECURITIES (Cost $678,305)		691,034

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.4%	Par	Value
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.39%, 08/25/2029(b)(c)	1,985,000	122,142
Series K107, Class X1, 1.59%, 01/25/2030(b)(c)	2,949,785	212,310
Series K115, Class X1, 1.32%, 06/25/2030(b)(c)	3,495,674	220,144
Series K744, Class X1, 0.85%, 07/25/2028(b)(c)	4,017,773	117,816
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $658,930)		672,412

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 2.6%	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.08%, 10/25/2037 (b)	290,815	270,064
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $272,881)		270,064

SHORT-TERM INVESTMENTS - 18.3%
Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(d)	308,194	308,194

U.S. Treasury Bills - 15.4%	Par
5.31%, 06/18/2024(e)	250,000	249,452
5.32%, 07/18/2024(e)	250,000	248,361
5.32%, 08/20/2024(e)	250,000	247,160
5.33%, 09/17/2024(e)	250,000	246,150
5.04%, 03/20/2025(e)	650,000	623,927
		1,615,050
TOTAL SHORT-TERM INVESTMENTS (Cost $1,923,697)		1,923,244

TOTAL INVESTMENTS - 99.4% (Cost $10,434,401)		$10,431,002
Other Assets in Excess of Liabilities - 0.6%		68,037
TOTAL NET ASSETS - 100.0%		$10,499,039

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $4,833,428 or 46.0% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2024.

(c)	Interest only security.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(e)	The rate shown is the effective yield as of May 31, 2024.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2024:

Performance Trust Short Term Bond ETF
Notes to Schedule of Investments (Continued)
May 31, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$–	$2,430,243	$–	$2,430,243
Collateralized Loan Obligations	–	2,297,504	–	2,297,504
Non-Agency Commercial Mortgage Backed Securities	–	1,190,445	–	1,190,445
Corporate Bonds	–	956,056	–	956,056
U.S. Treasury Securities	–	691,034	–	691,034
Agency Commercial Mortgage Backed Securities	–	672,412	–	672,412
Non-Agency Residential Mortgage Backed Securities	–	270,064	–	270,064
Money Market Funds	308,194	–	–	308,194
U.S. Treasury Bills	–	1,615,050	–	1,615,050
Total Investments	$308,194	$10,122,808	$–	$10,431,002

Refer to the Schedule of Investments for additional information.